Guarantor/Non-Guarantor Financial Information, Condensed Consolidated Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 179.3	$ 111.4	$ 53.6	$ 14.0
Accounts receivable, net	129.8	142.4
Inventories	93.0	91.2
Receivable from escrow	375.0	0
Prepaid expenses and other current assets	41.4	20.1
Deferred income taxes	2.6	14.7
Total Current Assets	821.1	379.8
Property, plant and equipment, net	186.0	160.5
Goodwill	216.1	213.3	212.5
Other intangible assets, net	63.1	66.5
Deferred income taxes	10.4	9.1
Other non-current assets	16.3	9.0
Net investment in subsidiaries	0	0
Due from Related Parties, Noncurrent	0	0
Total Assets	1,313.0	838.2
Current Liabilities:
Accounts payable	85.8	69.9
Accrued expenses and other current liabilities	84.3	76.6
Deferred income taxes	26.5	0.6
Income taxes payable	15.5	20.5
Total Current Liabilities	212.1	167.6
Long-term debt	1,025.0	585.0
Deferred income taxes	31.4	33.3
Other non-current liabilities	22.2	21.5
Due to affiliates	0	0
Total Liabilities	1,290.7	807.4
Total Stockholders' Equity	22.3	30.8
Total Liabilities and Stockholders' Equity	1,313.0	838.2
Tempur-Pedic International Inc. (Ultimate Parent) [Member]
Current Assets:
Cash and cash equivalents	0	0	0.3	0
Accounts receivable, net	0	0
Inventories	0	0
Receivable from escrow	375.0	0
Prepaid expenses and other current assets	86.2	65.4
Deferred income taxes	11.7	11.1
Total Current Assets	472.9	11.1
Property, plant and equipment, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Deferred income taxes	0	0
Other non-current assets	0	0
Net investment in subsidiaries	1,213.0	1,074.1
Due from Related Parties, Noncurrent	28.0	19.7
Total Assets	1,713.9	1,170.3
Current Liabilities:
Accounts payable	0	0
Accrued expenses and other current liabilities	0.2	2.8
Deferred income taxes	0	0
Income taxes payable	0	0
Total Current Liabilities	0.2	2.8
Long-term debt	375.0	0
Deferred income taxes	0	0
Other non-current liabilities	0	0
Due to affiliates	1,316.4	1,136.7
Total Liabilities	1,691.6	1,139.5
Total Stockholders' Equity	22.3	30.8
Total Liabilities and Stockholders' Equity	1,713.9	1,170.3
Combined Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	19.2	10.8	6.4	4.7
Accounts receivable, net	57.1	63.2
Inventories	55.7	54.3
Receivable from escrow	0	0
Prepaid expenses and other current assets	26.4	9.9
Deferred income taxes	0	1.5
Total Current Assets	158.4	139.7
Property, plant and equipment, net	132.7	111.5
Goodwill	89.9	89.9
Other intangible assets, net	42.9	44.0
Deferred income taxes	0	0
Other non-current assets	13.4	6.1
Net investment in subsidiaries	300.2	225.4
Due from Related Parties, Noncurrent	1,460.0	1,266.2
Total Assets	2,197.5	1,882.8
Current Liabilities:
Accounts payable	60.0	41.5
Accrued expenses and other current liabilities	49.1	37.7
Deferred income taxes	37.6	0
Income taxes payable	89.3	73.5
Total Current Liabilities	236.0	152.7
Long-term debt	650.0	585.0
Deferred income taxes	28.9	29.7
Other non-current liabilities	20.6	17.1
Due to affiliates	49.0	24.2
Total Liabilities	984.5	808.7
Total Stockholders' Equity	1,213.0	1,074.1
Total Liabilities and Stockholders' Equity	2,197.5	1,882.8
Combined Non-Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	160.1	100.6	46.9	9.3
Accounts receivable, net	72.7	79.2
Inventories	37.3	36.9
Receivable from escrow	0	0
Prepaid expenses and other current assets	15.0	10.2
Deferred income taxes	2.6	2.1
Total Current Assets	287.7	229.0
Property, plant and equipment, net	53.3	49.0
Goodwill	126.2	123.4
Other intangible assets, net	20.2	22.5
Deferred income taxes	10.4	9.1
Other non-current assets	2.9	2.9
Net investment in subsidiaries	0	0
Due from Related Parties, Noncurrent	3.4	4.4
Total Assets	504.1	440.3
Current Liabilities:
Accounts payable	25.8	28.4
Accrued expenses and other current liabilities	35.0	36.1
Deferred income taxes	0.6	0.6
Income taxes payable	12.4	12.4
Total Current Liabilities	73.8	77.5
Long-term debt	0	0
Deferred income taxes	2.5	3.6
Other non-current liabilities	1.6	4.4
Due to affiliates	126.0	129.4
Total Liabilities	203.9	214.9
Total Stockholders' Equity	300.2	225.4
Total Liabilities and Stockholders' Equity	504.1	440.3
Eliminations [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Inventories	0	0
Receivable from escrow	0	0
Prepaid expenses and other current assets	(86.2)	(65.4)
Deferred income taxes	(11.7)	0
Total Current Assets	(97.9)	0
Property, plant and equipment, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Deferred income taxes	0	0
Other non-current assets	0	0
Net investment in subsidiaries	(1,513.2)	(1,299.5)
Due from Related Parties, Noncurrent	(1,491.4)	(1,290.3)
Total Assets	(3,102.5)	(2,655.2)
Current Liabilities:
Accounts payable	0	0
Accrued expenses and other current liabilities	0	0
Deferred income taxes	(11.7)	0
Income taxes payable	(86.2)	(65.4)
Total Current Liabilities	(97.9)	(65.4)
Long-term debt	0	0
Deferred income taxes	0	0
Other non-current liabilities	0	0
Due to affiliates	(1,491.4)	(1,290.3)
Total Liabilities	(1,589.3)	(1,355.7)
Total Stockholders' Equity	(1,513.2)	(1,299.5)
Total Liabilities and Stockholders' Equity	$ (3,102.5)	$ (2,655.2)